BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Consolidated Financial Information

These amounts have been calculated after applying the Company’s accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

For the year ended December 31, 2010
RMB (unaudited)
Net revenues	268,821
Net income	62,557
Basic and diluted earnings per share	0.21

Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited
Fair Value of Consideration Transferred net Contingently Returnable Consideration Assets and Noncontrolling Interest

The acquisition date fair value of the consideration transferred, net of the contingently returnable consideration assets, and the 30% noncontrolling interest in the OWX Group totaled RMB101,323, which consisted of the following:

RMB
Cash	20,000
VODone ordinary shares (28,694,372 shares)	57,463
Less: contingently returnable consideration asset	(5,231)
30% equity interest in the OWX Group	29,091

101,323

Preliminary Purchase Price Allocation

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on October 11, 2010.

RMB
Property and equipment	190
Intangible assets	16,078
Amounts due from a related party	4,547

Total identifiable assets acquired	20,815

Deferred tax liabilities	2,653

Total liabilities assumed	2,653

Net identifiable assets acquired	18,162
Goodwill	83,161

Net assets acquired	101,323

Revenue and Earnings of Acquired Businesses Included in Consolidated Statements of Comprehensive Income

The amounts of revenue and earnings of the acquired businesses of Bright Way and Tastech included in the Company’s consolidated statements of comprehensive income from the acquisition date on October 11, 2010 to December 31, 2010 are as follows:

RMB
Net revenues	15,340
Net income	660

3GUU Group
Fair Value of Consideration Transferred net Contingently Returnable Consideration Assets and Noncontrolling Interest

The acquisition date fair value of the consideration transferred, net of the contingently returnable consideration assets, and the 30% noncontrolling interest in the 3GUU Group totaled RMB266,097, which consisted of the following:

RMB
Cash	58,475
VODone ordinary shares (68,600,000 shares)	139,941
Less: contingently returnable consideration asset	(1,739)
30% noncontrolling interest in the 3GUU Group	69,420

266,097

Preliminary Purchase Price Allocation

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on December 31, 2010.

December 31, 2010
RMB
Cash and cash equivalents	26,997
Accounts receivable	20,222
Prepayment and other current assets	372
Deferred tax assets, current portion	641
Property and equipment	1,258
Intangible assets	11,777
Deferred tax assets, non-current portion	500
Indemnification assets	3,716

Total identifiable assets acquired	65,483

Accounts payable	5,590
Accrued expenses and other current liabilities	4,140
Income tax payable	134
Unrecognized tax benefits	3,716
Other non-current liabilities	2,000
Deferred tax liabilities	51,630

Total liabilities assumed	67,210

Net identifiable assets (liabilities) assumed	(1,727)
Goodwill	267,824

Net assets acquired	266,097